Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of net deferred tax asset

Temporary differences are approximately as follows:

	December 31,
	2016	2015
Accrued expenses	$238,000	$259,000
Inventory reserve	42,000	-
Allowance for doubtful accounts	1,000	6,000
Intangible Assets	(1,092,000)	(2,187,000)
Fixed Assets	(415,000)	(238,000)
Charitable Contributions	2,000	2,000
Stock Options	2,811,000	3,466,000
Net operating loss carryover	7,143,000	7,018,000
Deferred tax assets	8,730,000	8,326,000
Less: valuation allowance	(8,730,000)	(8,326,000)
Net deferred tax assets	$-	$-

Schedule of actual tax benefit differs from the expected tax benefit

The actual tax benefit differs from the expected tax benefit for the years ended December 31, 2016 and 2015 (computed by applying the U.S. Federal Corporate income tax rate of 34%) as follows:

	December 31,
	2016	2015
Expected tax benefit	$1,262,000	$1,709,000
State income taxes, net of federal benefit	66,000	353,000
Net operating loss adjustment due to Section 382 limitation	-	(5,346,000)
Permanent items	(416,000)	(650,000)
Change in tax rate	(200,000)	537,000
True-up	(308,000)	887,000
Change in valuation allowance	(404,000)	4,903,000
Actual tax benefit	$-	$2,393,000